UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004 Vanguard Health Care Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.1%)

Biotech Research & Production (12.9%)
*Amgen, Inc.	43,652	$ 2,621
*Genentech, Inc.	16,054	775
*Biogen Idec Inc.	11,454	672
Baxter International, Inc.	20,835	659
*Genzyme Corp.-General Division	7,677	430
*Celgene Corp.	5,546	152
*Chiron Corp.	3,845	125
*Millennium Pharmaceuticals, Inc.	9,835	124
*Invitrogen Corp.	1,692	102
*Charles River Laboratories, Inc.	2,107	99
*ImClone Systems, Inc.	2,174	92
*Cephalon, Inc.	1,917	91
*Millipore Corp.	1,692	82
*OSI Pharmaceuticals, Inc.	1,692	81
*IDEXX Laboratories Corp.	1,202	62
*Neurocrine Biosciences, Inc.	1,237	57
*Protein Design Labs, Inc.	2,994	54
*ICOS Corp.	2,015	49
*Human Genome Sciences, Inc.	3,903	43
*Martek Biosciences Corp.	979	38
*Applera Corp.-Celera Genomics Group	2,440	34
*Vicuron Pharmaceuticals Inc.	1,900	33
*Telik, Inc.	1,463	28
*Nabi Biopharmaceuticals	1,922	28
*Abgenix, Inc.	2,666	27
*Incyte Corp.	2,512	26
*NPS Pharmaceuticals Inc.	1,268	23
*ArthroCare Corp.	721	22
*Transkaryotic Therapies, Inc.	942	21
*Cubist Pharmaceuticals, Inc.	1,759	21
*Encysive Pharmaceuticals, Inc.	1,927	21
*Exelixis, Inc.	2,300	21
*Enzon Pharmaceuticals, Inc.	1,468	20
*Serologicals Corp.	845	20
*Alexion Pharmaceuticals, Inc.	952	20
*Myriad Genetics, Inc.	1,023	20
*Integra LifeSciences Holdings	579	20
*Zymogenetics, Inc.	761	17
*Cell Therapeutics, Inc.	2,018	15
*Digene Corp.	584	14
*Tanox, Inc.	934	13
*Discovery Laboratories, Inc.	1,679	12
*InterMune Inc.	917	11
*Cell Genesys, Inc.	1,512	11
*Kensey Nash Corp.	337	11
*Lexicon Genetics Inc.	1,434	10
*ARIAD Pharmaceuticals, Inc.	1,714	10
*Antigenics, Inc.	1,023	10
*CuraGen Corp.	1,535	9
*Geron Corp.	1,289	9
*Albany Molecular Research, Inc.	737	8
*Diversa Corp.	926	8
*Trimeris, Inc.	613	8
*Maxygen Inc.	692	7
*Corixa Corp.	1,778	7
*Keryx Biopharmaceuticals, Inc.	431	5
*XOMA Ltd.	2,625	5
*Barrier Therapeutics Inc.	278	5
*Savient Pharmaceuticals Inc.	765	2
*Genta Inc.	1,267	2
*Exact Sciences Corp.	231	1
*Immunomedics Inc.	127	0

		7,023

Computer Services Software & Systems (0.1%)
*Dendrite International, Inc.	1,312	22
*The TriZetto Group, Inc.	1,005	7

		29

Consumer Products (0.1%)
Matthews International Corp.	1,078	40

Drugs & Pharmaceuticals (51.5%)
Pfizer Inc.	255,507	7,095
Johnson & Johnson	100,436	6,058
Abbott Laboratories	50,185	2,106
Merck & Co., Inc.	75,077	2,104
Eli Lilly & Co.	34,505	1,840
Wyeth	45,134	1,800
Bristol-Myers Squibb Co.	65,996	1,551
Schering-Plough Corp.	49,992	892
Cardinal Health, Inc.	14,627	765
*Gilead Sciences, Inc.	14,528	501
*Forest Laboratories, Inc.	12,535	488
Allergan, Inc.	4,452	327
AmerisourceBergen Corp.	3,806	224
*MedImmune Inc.	8,431	224
Mylan Laboratories, Inc.	9,106	165
*Hospira, Inc.	5,034	162
*Sepracor Inc.	2,903	129
*Barr Pharmaceuticals Inc.	3,026	118
*King Pharmaceuticals, Inc.	8,251	103
*Watson Pharmaceuticals, Inc.	3,532	103
*IVAX Corp.	6,330	99
Medicis Pharmaceutical Corp.	1,907	70
Valeant Pharmaceuticals International	2,884	70
*MGI Pharma, Inc.	2,426	65
*Amylin Pharmaceuticals, Inc.	2,673	55
*Nektar Therapeutics	2,901	54
*PAR Pharmaceutical Cos. Inc.	1,161	46
*Endo Pharmaceuticals Holdings, Inc.	2,207	45
*Andrx Group	2,432	43
*Alkermes, Inc.	2,994	41
Perrigo Co.	2,121	38
*The Medicines Co.	1,437	36
*Onyx Pharmaceuticals, Inc.	1,099	34
*Pharmion Corp.	751	32
*ILEX Oncology, Inc.	1,242	31
*United Therapeutics Corp.	688	30
*AtheroGenics, Inc.	1,258	30
*Medarex, Inc.	2,573	28
*Ligand Pharmaceuticals Inc. Class B	2,502	28
*Vertex Pharmaceuticals, Inc.	2,627	28
*Priority Healthcare Corp. Class B	1,231	26
*Inspire Pharmaceuticals, Inc.	1,407	25
*Connetics Corp.	1,180	25
*Eon Labs, Inc.	893	24
*Kos Pharmaceuticals, Inc.	558	24
*CV Therapeutics, Inc.	1,077	23
Alpharma, Inc. Class A	1,397	23
*Eyetech Pharmaceuticals Inc.	525	21
*American Pharmaceuticals Partners, Inc.	710	21
*First Horizon Pharmaceutical Corp.	999	20
*K-V Pharmaceutical Co. Class A	1,016	19
*Enzo Biochem, Inc.	896	17
*Dendreon Corp.	1,735	17
*Salix Pharmaceuticals, Ltd.	1,086	16
*Impax Laboratories, Inc.	1,218	15
*Noven Pharmaceuticals, Inc.	798	15
*Adolor Corp.	1,035	14
*BioMarin Pharmaceutical Inc.	2,296	12
*Regeneron Pharmaceuticals, Inc.	1,117	10
*ImmunoGen, Inc.	1,303	10
*Isis Pharmaceuticals, Inc.	1,801	9
*NitroMed, Inc.	400	8
*SciClone Pharmaceuticals, Inc.	1,590	6
*NeoPharm, Inc.	527	6
*K-V Pharmaceutical Co. Class B	280	6
*Pozen Inc.	759	5
*Lannett Company, Inc.	214	2
*Santarus Inc.	107	1
*Columbia Laboratories Inc.	498	1
*aaiPharma Inc.	237	1
*GTx, Inc.	28	-

		28,080

Electronics—Gauge & Meter (0.3%)
*Thermo Electron Corp.	5,616	170

Electronics—Medical Systems (4.5%)
Medtronic, Inc.	40,954	1,968
*Varian Medical Systems, Inc.	4,637	195
*Affymetrix, Inc.	2,081	71
*VISX Inc.	1,632	42
*Intuitive Surgical, Inc.	1,064	38
*Haemonetics Corp.	725	25
*eResearch Technology, Inc.	1,630	24
Analogic Corp.	409	19
Datascope Corp.	456	18
*Hologic, Inc.	722	18
*Wilson Greatbatch Technologies, Inc.	715	14
*CTI Molecular Imaging, Inc.	821	11
*EPIX Pharmaceuticals, Inc.	611	11
*Zoll Medical Corp.	300	10
*Possis Medical Inc.	621	7
*CardioDynamics International Corp.	1,458	7
*Bruker BioSciences Corp.	1,156	5

		2,483

Electronics—Technology (0.2%)
PerkinElmer, Inc.	4,153	89
*Intermagnetics General Corp.	544	16

		105

Financial Data Processing Services
NDCHealth Corp.	1,213	23

Funeral Parlors & Cemeteries (0.2%)
*Service Corp. International	11,531	81
*Stewart Enterprises, Inc. Class A	3,295	24

		105

Health & Personal Care (3.2%)
*Anthem, Inc.	4,698	476
*Medco Health Solutions, Inc.	9,187	347
McKesson Corp.	9,427	279
*Express Scripts Inc.	2,114	152
*Lincare Holdings, Inc.	3,377	130
Omnicare, Inc.	3,531	114
*Apria Healthcare Group Inc.	1,684	52
*Accredo Health, Inc.	1,618	44
*Province Healthcare Co.	1,655	37
*IDX Systems Corp.	658	23
*LabOne, Inc.	582	18
*Odyssey Healthcare, Inc.	1,166	16
*Gentiva Health Services, Inc.	770	13
*VistaCare, Inc.	485	8
*Symbion, Inc.	390	7
*Alliance Imaging, Inc.	570	5

		1,721

Health Care Facilities (3.8%)
HCA Inc.	12,875	508
Quest Diagnostics, Inc.	2,806	263
*Laboratory Corp. of America Holdings	4,791	230
Health Management Associates Class A	8,237	182
*Tenet Healthcare Corp.	15,776	171
*DaVita, Inc.	3,349	111
Manor Care, Inc.	3,045	105
*Triad Hospitals, Inc.	2,601	95
*Renal Care Group, Inc.	2,344	78
*Pharmaceutical Product Development, Inc.	1,741	73
*LifePoint Hospitals, Inc.	1,213	45
*United Surgical Partners International, Inc.	959	38
*American Healthways Inc.	1,026	34
*Beverly Enterprises, Inc.	3,608	31
*Kindred Healthcare, Inc.	1,044	29
*Sunrise Senior Living, Inc.	602	26
*Genesis Healthcare Corp.	536	17
National Healthcare Corp.	238	8
*Specialty Laboratories, Inc.	342	4

		2,048

Health Care Management Services (9.1%)
UnitedHealth Group Inc.	22,492	1,863
*WellPoint Health Networks Inc. Class A	5,293	662
Aetna Inc.	5,165	612
*Caremark Rx, Inc.	14,981	536
IMS Health, Inc.	7,964	180
*PacifiCare Health Systems, Inc.	2,921	141
*Humana Inc.	5,238	130
*Health Net Inc.	3,857	105
Universal Health Services Class B	1,870	85
*Community Health Systems, Inc.	2,989	83
*WebMD Corp.	10,167	74
*AMERIGROUP Corp.	827	57
*First Health Group Corp.	3,059	55
*Pediatrix Medical Group, Inc.	817	51
*Cerner Corp.	957	50
Select Medical Corp.	2,801	49
*Sierra Health Services, Inc.	813	45
*Centene Corp.	691	37
*Eclipsys Corp.	1,383	27
*AmSurg Corp.	1,009	26
*Molina Healthcare Inc.	468	20
*Per-Se Technologies, Inc.	1,133	16
Hooper Holmes, Inc.	2,013	11
*OCA Inc.	1,531	9
*CorVel Corp.	220	7
*Wellcare Group Inc.	202	7
Computer Programs and Systems, Inc.	211	5

		4,943

Identification Control & Filter Devices (0.4%)
*Waters Corp.	4,051	189
Mine Safety Appliances Co.	870	41

		230

Insurance—Multiline (0.7%)
CIGNA Corp.	4,792	336
*WellChoice Inc.	1,123	55
*HealthExtras, Inc.	751	12

		403

Medical & Dental Instruments & Supplies (11.5%)
*Boston Scientific Corp.	21,287	741
Guidant Corp.	10,661	691
*Zimmer Holdings, Inc.	8,296	677
Becton, Dickinson & Co.	8,478	464
*St. Jude Medical, Inc.	11,941	455
Biomet, Inc.	8,191	392
Stryker Corp.	8,807	387
C.R. Bard, Inc.	3,537	212
*Patterson Cos	3,488	143
Beckman Coulter, Inc.	2,107	138
DENTSPLY International Inc.	2,462	130
Bausch & Lomb, Inc.	1,795	106
*Cytyc Corp.	3,762	101
*Henry Schein, Inc.	1,427	93
*Kinetic Concepts, Inc.	1,373	87
Cooper Cos., Inc.	1,117	78
*Edwards Lifesciences Corp.	1,995	75
*Dade Behring Holdings Inc.	1,316	71
*Gen-Probe Inc.	1,698	68
*Respironics, Inc.	1,196	66
*INAMED Corp.	1,159	62
*ResMed Inc.	1,170	59
*STERIS Corp.	2,325	53
*Advanced Medical Optics, Inc.	1,207	50
*Techne Corp.	1,307	49
Invacare Corp.	958	48
Mentor Corp.	1,447	45
*Sybron Dental Specialties, Inc.	1,290	44
*American Medical Systems Holdings, Inc.	1,025	39
Owens & Minor, Inc. Holding Co.	1,315	37
Diagnostic Products Corp.	729	35
PolyMedica Corp.	951	34
*Immucor Inc.	994	32
*Ocular Sciences, Inc.	658	32
*Bio-Rad Laboratories, Inc. Class A	558	32
*Ventana Medical Systems, Inc.	472	28
*PSS World Medical, Inc.	2,229	28
*Biosite Inc.	498	28
*CONMED Corp.	943	27
*Wright Medical Group, Inc.	1,019	27
*Advanced Neuromodulation Systems, Inc.	676	24
West Pharmaceutical Services, Inc.	992	23
*Sola International Inc.	1,071	23
Arrow International, Inc.	657	20
*Viasys Healthcare Inc.	1,030	19
*Thoratec Corp.	1,526	15
*DJ Orthopedics Inc.	756	15
*SurModics, Inc.	501	15
*SonoSite, Inc.	471	14
*Align Technology, Inc.	1,246	13
*Kyphon Inc.	539	13
*Cyberonics, Inc.	671	12
*Molecular Devices Corp.	504	11
*ICU Medical, Inc.	400	10
*Inverness Medical Innovations, Inc.	407	10
*OraSure Technologies, Inc.	1,308	9
*Merit Medical Systems, Inc.	788	9
Vital Signs, Inc.	237	9
*Conceptus, Inc.	807	7
Young Innovations, Inc.	214	7
*Laserscope	207	7
*Closure Medical Corp.	267	5

		6,254

Medical Services (0.6%)
*Coventry Health Care Inc.	2,966	147
*Covance, Inc.	2,151	85
*VCA Antech, Inc.	2,608	48
*Magellan Health Services, Inc.	841	30
*PAREXEL International Corp.	885	18
*RehabCare Group, Inc.	518	14

		342

Multi-Sector Companies (0.2%)
Hillenbrand Industries, Inc.	1,910	105

Retail (0.4%)
*Fisher Scientific International Inc.	3,843	217

Scientific Equipment & Supplies (0.3%)
Applera Corp.-Applied Biosystems Group	6,840	140
*Varian, Inc.	1,164	44
*Bioveris Corp.	898	6

		190

Services—Commercial (0.1%)
Chemed Corp.	418	26
*The Advisory Board Co.	529	19
*Cross Country Healthcare, Inc.	702	12
*AMN Healthcare Services, Inc.	573	9
*Medical Staffing Network Holdings, Inc.	316	3

		69

TOTAL INVESTMENTS
(Cost $55,789)		54,580

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(68)

NET ASSETS (100%)		$54,512

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $55,789,000. Net unrealized depreciation of investment securities for tax purposes was $1,209,000, consisting of unrealized gains of $2,648,000 on securities that had risen in value since their purchase and $3,857,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.